Simplify Bond Bull ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 121.6%
U.S. Treasury Bill, 3.63%, 4/14/2026 (a) ........................................ $ 18,220,000 $ 18,196,163
U.S. Treasury Bill, 3.64%, 4/28/2026 (a)(b) ...................................... 4,600,000 4,587,463
U.S. Treasury Bill, 3.61%, 5/5/2026 (a)(b) ....................................... 10,900,000 10,862,814
U.S. Treasury Bill, 3.63%, 5/12/2026 (a)(b) ...................................... 16,600,000 16,531,493
U.S. Treasury Bill, 3.68%, 6/9/2026 (a)(b) ....................................... 1,800,000 1,787,624
U.S. Treasury Bill, 3.68%, 6/23/2026 (a)(b) ...................................... 11,100,000 11,008,510
U.S. Treasury Bill, 3.68%, 7/7/2026 (a)(b) ....................................... 5,000,000 4,951,475
U.S. Treasury Bill, 3.72%, 7/21/2026 (a)(b) ...................................... 3,430,000 3,391,900
Total U.S. Treasury Bills (Cost $71,319,213) ......................................... 71,317,442
Shares
Money Market Fund – 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $336,111) .......................................................... 336,111 336,111
Notional Amount
Purchased Swaptions – (22.2)%
Calls – Over the Counter – (22.2)%
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Bank of
America) ...................................................... 325,000,000 (2,507,402)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Goldman
Sachs International) ............................................. 375,000,000 (3,819,268)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/17/42 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 650,000,000 (5,886,481)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Nomura
International) ................................................... 75,000,000 (791,739)
(13,004,890)
Total Purchased Swaptions (Cost $0) ................................................. (13,004,890)
Total Investments – 100.0%
(Cost $71,655,324) ............................................................. $ 58,648,663
Liabilities in Excess of Other Assets – (0.0)%† ......................................... (23,846)
Net Assets – 100.0% ............................................................. $ 58,624,817
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $45,104,882 have been pledged as collateral for options as of March 31, 2026.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.